Post-employment benefits	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Post-employment benefits
Note
8
.    Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense
$ millions, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$68	$55	$55	$3	$3	$3
Past service cost (1)	(32)	–	–	(1)	–	–
Net interest (income) expense	(3)	(5)	(4)	5	6	6
Special termination benefits (1)	9	–	–	–	–	–
Plan administration costs	2	1	1	–	–	–
Net defined benefit plan expense recognized in net income	$44	$51	$52	$7	$9	$9
(1)	Amounts have been included in the restructuring charge recognized in the first quarter of 2020. See Note 11 for additional details.
Defined contribution plan expense

$ millions, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
Defined contribution pension plans	$9	$7	$8
Government pension plans (1)	35	29	27
Total defined contribution plan expense	$44	$36	$35
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(428)	$(93)	$(371)	$(29)	$(4)	$(26)
Net actuarial gains (losses) on plan assets	315	112	220	–	–	–
Changes in asset ceiling excluding interest income	1	(5)	–	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(112)	$14	$(151)	$(29)	$(4)	$(26)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.